Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Feb. 18, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Oct. 04, 2022
C000234286
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	Fund
Account Value		$ 16,208	$ 16,162	$ 15,570	$ 14,543	$ 13,676	$ 12,790	$ 12,934	$ 14,105		$ 14,801	$ 14,296	$ 15,604	$ 14,134	$ 14,233	$ 13,806	$ 13,882	$ 13,033	$ 13,079	$ 12,514	$ 13,459	$ 12,732	$ 11,733	$ 12,022	$ 10,937	$ 9,971	$ 10,765	$ 11,456	$ 11,772	$ 11,262	$ 10,089	$ 10,459	$ 10,765	$ 11,272	$ 11,295	$ 10,200	$ 10,764	$ 10,271	$ 10,000
C000256748
Account Value [Line Items]
Line Graph and Table Measure Name	[2]	Fund
Account Value		$ 10,538	10,413	10,286	10,299	10,131	10,198	10,176	10,177	$ 10,000
C000256749
Account Value [Line Items]
Line Graph and Table Measure Name	[3]	Fund
Account Value		$ 10,318	10,279	10,230	10,183	10,133	10,080	10,069	10,036	10,000
THRIVENT INDEX: RUSSELL 3000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 18,048	17,446	17,051	16,684	15,877	14,931	15,032	15,963		16,275	15,777	16,274	15,259	15,372	15,060	14,739	14,470	14,036	13,403	14,020	13,581	12,884	12,743	12,101	11,069	11,370	11,939	12,174	11,753	11,001	10,959	10,843	10,561	10,814	10,117	10,746	10,213	10,000
THRIVENT INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Account Value		$ 10,534	10,420	10,297	10,324	10,168	10,241	10,201	10,198	10,000
THRIVENT INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Account Value		$ 10,534	10,420	10,297	10,324	10,168	10,241	10,201	10,198	10,000
THRIVENT INDEX: Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		$ 14,472	14,243	13,533	13,277	12,691	11,975	12,227	13,045		13,687	13,218	14,296	13,015	13,137	12,944	12,977	12,080	12,264	11,774	12,619	12,119	11,494	11,803	10,660	9,780	10,412	11,028	11,479	10,935	10,077	10,257	10,392	10,797	11,056	10,051	10,687	10,254	10,000
THRIVENT INDEX: S&P MidCap 400 ESG Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ESG Index
Account Value		$ 14,245	14,236	13,684	13,482	12,972	12,266	12,604	13,317		$ 13,850	$ 13,344	$ 14,450	$ 13,290	$ 13,431	$ 13,248	$ 13,286	$ 12,457	$ 12,643	$ 12,084	$ 12,950	$ 12,269	$ 11,725	$ 11,982	$ 10,978	$ 10,119	$ 10,732	$ 11,331	$ 11,696	$ 11,160	$ 10,190	$ 10,586	$ 10,709	$ 11,229	$ 11,410	$ 10,403	$ 11,013	$ 10,324	$ 10,000
THRIVENT INDEX: Bloomberg Short-Term Government/Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Short-Term Government/Corporate Index
Account Value		$ 10,279	$ 10,238	$ 10,190	$ 10,159	$ 10,120	$ 10,092	$ 10,055	$ 10,017	$ 10,000

[1]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/etfs/small-mid-cap-esg-etf.html for performance results current to the most recent month-end.
[2]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/etfs/small-mid-cap-esg-etf.html for performance results current to the most recent month-end.
[3]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/etfs/small-mid-cap-esg-etf.html for performance results current to the most recent month-end.